Share capital	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Share capital

19. Share capital

	June 30, 2024	December 31, 2023
No. of ordinary shares	22,683,039	12,683,039

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Periods ended June 30, 2024 and 2023